Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	BlackRock Funds III
Central Index Key	0000893818
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Capital | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital BlackRock Cash Funds: Institutional Capital Shares
Management Fee	[1][2][3]	0.10%
Distribution and/or Service (12b-1) Fees	[2][3]	none
Other Expenses	[2][3]	0.07%
Administration Fees	[2][3]	0.07%
Independent Expenses	[2][3][4]	none
Total Annual Class Operating Expenses	[2][3]	0.17%
Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	0.14%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Fund currently active, but no assets in share class as of December 31, 2012.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Capital BlackRock Cash Funds: Institutional Capital Shares	14	52	93	214

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
Since no Capital Shares of BlackRock Cash Funds: Institutional were outstanding during the period December 2, 2010 through December 31, 2010 and during the fiscal years ended December 31, 2011 and December 31, 2012, performance for the Fund’s Capital Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Capital Shares.

The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Institutional. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional Capital Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.21% (quarter ended March 31, 2009) and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.04%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Capital BlackRock Cash Funds: Institutional	1 Year	Since Inception		Inception Date
Capital Shares	0.20%	0.64%		Feb 28, 2008
MFR First Tier Institutional Average	0.07%	0.56%	[1]	Feb 1, 2008
[1]	The MFR First Tier Institutional Average is calculated from February 1, 2008.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Capital | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since no Capital Shares of BlackRock Cash Funds: Institutional were outstanding during the period December 2, 2010 through December 31, 2010 and during the fiscal years ended December 31, 2011 and December 31, 2012, performance for the Fund’s Capital Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Capital Shares.

The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Institutional. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Institutional. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Capital Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.21% (quarter ended March 31, 2009) and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.04%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Capital | BlackRock Cash Funds: Institutional | Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.07%	[2],[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[2],[3]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.17%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3],[4]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.14%	[1],[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	14
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	93
10 Years	rr_ExpenseExampleYear10	214
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	0.20%
2011	rr_AnnualReturn2011	0.16%
2012	rr_AnnualReturn2012	0.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
Capital | BlackRock Cash Funds: Institutional | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Fund currently active, but no assets in share class as of December 31, 2012.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[5]	The MFR First Tier Institutional Average is calculated from February 1, 2008.

Capital | BlackRock Cash Funds: Prime
Fund Overview Key Facts About BlackRock Cash Funds: Prime
Investment Objective
The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Prime.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital BlackRock Cash Funds: Prime Capital Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.07%
Administration Fees	[2]	0.07%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.17%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.14%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which it invests. Management fees are paid by Prime Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Capital BlackRock Cash Funds: Prime Capital Shares	14	52	93	214

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Prime. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Prime Capital Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.14% (quarter ended March 31, 2009) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2011). The year-to-date return as of March 31, 2013 was 0.03%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Capital BlackRock Cash Funds: Prime	1 Year	Since Inception		Inception Date
Capital Shares	0.18%	0.60%		Feb 28, 2008
MFR First Tier Institutional Average	0.07%	0.56%	[1]	Feb 1, 2008
[1]	The MFR First Tier Institutional Average is calculated from February 1, 2008.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Capital | BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Prime
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Prime.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which it invests. Management fees are paid by Prime Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Prime. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Prime. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Prime Capital Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.14% (quarter ended March 31, 2009) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2011). The year-to-date return as of March 31, 2013 was 0.03%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Capital | BlackRock Cash Funds: Prime | Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.17%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.14%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	14
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	93
10 Years	rr_ExpenseExampleYear10	214
2009	rr_AnnualReturn2009	0.30%
2010	rr_AnnualReturn2010	0.18%
2011	rr_AnnualReturn2011	0.14%
2012	rr_AnnualReturn2012	0.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
Capital | BlackRock Cash Funds: Prime | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which it invests. Management fees are paid by Prime Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR First Tier Institutional Average is calculated from February 1, 2008.

Capital | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Capital BlackRock Cash Funds: Treasury Capital Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.07%
Administration Fees	[1]	0.07%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.17%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.14%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Capital BlackRock Cash Funds: Treasury Capital Shares	14	52	93	214

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury Capital Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.03% (quarter ended December 31, 2011) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Capital BlackRock Cash Funds: Treasury	1 Year	Since Inception		Inception Date
Capital Shares	0.02%	0.27%		Feb 28, 2008
MFR Treasury and Repo Institutional Average	0.01%	0.25%	[1]	Feb 1, 2008
[1]	The MFR Treasury and Repo Institutional Average is calculated from February 1, 2008.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Capital | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of BlackRock Cash Funds: Treasury.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Capital Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Capital Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of Capital Shares of the Fund for each complete calendar year since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Treasury Capital Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.03% (quarter ended December 31, 2011) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Capital | BlackRock Cash Funds: Treasury | Capital Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.07%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.17%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.14%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	14
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	93
10 Years	rr_ExpenseExampleYear10	214
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.07%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
Capital | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR Treasury and Repo Institutional Average is calculated from February 1, 2008.

Institutional | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional BlackRock Cash Funds: Institutional Institutional Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.05%
Administration Fees	[2]	0.05%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.15%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.12%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional BlackRock Cash Funds: Institutional Institutional Shares	12	45	82	189

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional Institutional Shares ANNUAL TOTAL RETURNS As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.04%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Institutional BlackRock Cash Funds: Institutional	1 Year	5 Years	10 Years
Institutional Shares	0.22%	0.77%	2.00%
MFR First Tier Institutional Average	0.07%	0.63%	1.76%

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Institutional | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Institutional Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.04%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Institutional | BlackRock Cash Funds: Institutional | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.15%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.12%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	82
10 Years	rr_ExpenseExampleYear10	189
2003	rr_AnnualReturn2003	1.14%
2004	rr_AnnualReturn2004	1.39%
2005	rr_AnnualReturn2005	3.29%
2006	rr_AnnualReturn2006	5.11%
2007	rr_AnnualReturn2007	5.36%
2008	rr_AnnualReturn2008	2.85%
2009	rr_AnnualReturn2009	0.43%
2010	rr_AnnualReturn2010	0.22%
2011	rr_AnnualReturn2011	0.18%
2012	rr_AnnualReturn2012	0.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Institutional | BlackRock Cash Funds: Institutional | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	1.76%

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Institutional | BlackRock Cash Funds: Prime
Fund Overview Key Facts About BlackRock Cash Funds: Prime
Investment Objective
The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Prime.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Institutional BlackRock Cash Funds: Prime Institutional Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.05%
Administration Fees	[1]	0.05%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.15%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.12%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional BlackRock Cash Funds: Prime Institutional Shares	12	45	82	189

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Prime Institutional Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.04%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Institutional BlackRock Cash Funds: Prime	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	0.20%	0.74%	2.00%		Apr 16, 2003
MFR First Tier Institutional Average	0.07%	0.63%	1.78%	[1]	Apr 1, 2003
[1]	The MFR First Tier Institutional Average is calculated from April 1, 2003.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Institutional | BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Prime
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Prime.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Prime Institutional Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.04%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Institutional | BlackRock Cash Funds: Prime | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.15%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.12%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	82
10 Years	rr_ExpenseExampleYear10	189
2004	rr_AnnualReturn2004	1.40%
2005	rr_AnnualReturn2005	3.26%
2006	rr_AnnualReturn2006	5.07%
2007	rr_AnnualReturn2007	5.32%
2008	rr_AnnualReturn2008	2.83%
2009	rr_AnnualReturn2009	0.32%
2010	rr_AnnualReturn2010	0.20%
2011	rr_AnnualReturn2011	0.16%
2012	rr_AnnualReturn2012	0.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2003
Institutional | BlackRock Cash Funds: Prime | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR First Tier Institutional Average is calculated from April 1, 2003.

Institutional | BlackRock Cash Funds: Government
Fund Overview Key Facts About BlackRock Cash Funds: Government
Investment Objective
The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Government.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional BlackRock Cash Funds: Government Institutional Shares
Management Fee	[1][2][3]	0.10%
Distribution and/or Service (12b-1) Fees	[2][3]	none
Other Expenses	[2][3]	0.41%
Administration Fees	[2][3]	0.05%
Independent Expenses	[2][3][4]	0.36%
Total Annual Class Operating Expenses	[2][3]	0.51%
Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	(0.39%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	0.12%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	Fund currently active, but no assets in share class as of December 31, 2012.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional BlackRock Cash Funds: Government Institutional Shares	12	124	246	603

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
Since no Institutional Shares of BlackRock Cash Funds: Government were outstanding during the period April 19, 2011 through December 31, 2011 and during the fiscal year ended December 31, 2012, performance for the Fund’s Institutional Shares for 2011 and 2012 is based on the returns of the Fund’s Select Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Institutional Shares.

The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Government Institutional Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Institutional BlackRock Cash Funds: Government	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	0.05%	0.44%	1.93%		Sep 1, 2004
MFR Government Institutional Average	0.14%	0.62%	1.87%	[1]	Sep 1, 2004
[1]	The MFR Government Institutional Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Institutional | BlackRock Cash Funds: Government
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Government
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Government.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the “Government Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Government Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since no Institutional Shares of BlackRock Cash Funds: Government were outstanding during the period April 19, 2011 through December 31, 2011 and during the fiscal year ended December 31, 2012, performance for the Fund’s Institutional Shares for 2011 and 2012 is based on the returns of the Fund’s Select Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Institutional Shares.

		The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Government Institutional Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Institutional | BlackRock Cash Funds: Government | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%	[2],[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2],[3]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.51%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[2],[3],[4]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.12%	[1],[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	124
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	603
2005	rr_AnnualReturn2005	3.28%
2006	rr_AnnualReturn2006	5.04%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	1.96%
2009	rr_AnnualReturn2009	0.09%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.10%
2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Institutional | BlackRock Cash Funds: Government | MFR Government Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	Fund currently active, but no assets in share class as of December 31, 2012.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[5]	The MFR Government Institutional Average is calculated from September 1, 2004.

Institutional | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Institutional BlackRock Cash Funds: Treasury Institutional Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.05%
Administration Fees		0.05%
Independent Expenses	[3]	none
Total Annual Class Operating Expenses		0.15%
Fee Waivers and/or Expense Reimbursements	[1][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][3]	0.12%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the ���Treasury Master Portfolio���), a series of Master Investment Portfolio (���MIP���), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional BlackRock Cash Funds: Treasury Institutional Shares	12	45	82	189

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury Institutional Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Institutional BlackRock Cash Funds: Treasury	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	0.02%	0.37%	1.86%		Sep 1, 2004
MFR Treasury and Repo Institutional Average	0.01%	0.30%	1.65%	[1]	Sep 1, 2004
[1]	The MFR Treasury and Repo Institutional Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Institutional | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of BlackRock Cash Funds: Treasury.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Institutional Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Treasury Institutional Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Institutional | BlackRock Cash Funds: Treasury | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.12%	[1],[3]
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	82
10 Years	rr_ExpenseExampleYear10	189
2005	rr_AnnualReturn2005	3.20%
2006	rr_AnnualReturn2006	5.04%
2007	rr_AnnualReturn2007	4.95%
2008	rr_AnnualReturn2008	1.61%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Institutional | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the ���Treasury Master Portfolio���), a series of Master Investment Portfolio (���MIP���), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR Treasury and Repo Institutional Average is calculated from September 1, 2004.

Select | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Class Operating Expenses		Select BlackRock Cash Funds: Institutional Select Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.15%
Administration Fees	[1][2]	0.15%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.25%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.05%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.20%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the ���Money Market Master Portfolio���), a series of Master Investment Portfolio (���MIP���), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC (���BAL���), the administrator to the Fund, and BlackRock Fund Advisors (���BFA���), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Select BlackRock Cash Funds: Institutional Select Shares	20	75	136	313

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional Select Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.03%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Select BlackRock Cash Funds: Institutional	1 Year	5 Years	Since Inception		Inception Date
Select Shares	0.14%	0.69%	2.01%		Jan 26, 2004
MFR First Tier Institutional Average	0.07%	0.63%	1.87%	[1]	Jan 1, 2004
[1]	The MFR First Tier Institutional Average is calculated from January 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Select | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Select Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.03%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Select | BlackRock Cash Funds: Institutional | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	75
5 Years	rr_ExpenseExampleYear05	136
10 Years	rr_ExpenseExampleYear10	313
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.00%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	2.76%
2009	rr_AnnualReturn2009	0.35%
2010	rr_AnnualReturn2010	0.14%
2011	rr_AnnualReturn2011	0.10%
2012	rr_AnnualReturn2012	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Select | BlackRock Cash Funds: Institutional | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the ���Money Market Master Portfolio���), a series of Master Investment Portfolio (���MIP���), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC (���BAL���), the administrator to the Fund, and BlackRock Fund Advisors (���BFA���), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR First Tier Institutional Average is calculated from January 1, 2004.

Select | BlackRock Cash Funds: Prime
Fund Overview Key Facts About BlackRock Cash Funds: Prime
Investment Objective
The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Prime.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Class Operating Expenses		Select BlackRock Cash Funds: Prime Select Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.15%
Administration Fees	[1][2]	0.15%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.25%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.05%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.20%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the ���Prime Master Portfolio���), a series of Master Investment Portfolio (���MIP���), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[3]	Independent Expenses consist of the Fund���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC (���BAL���), the administrator to the Fund, and BlackRock Fund Advisors (���BFA���), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Select BlackRock Cash Funds: Prime Select Shares	20	75	136	313

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in the Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Prime Select Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010). The year-to-date return as of March 31, 2013 was 0.02%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Select BlackRock Cash Funds: Prime	1 Year	5 Years	Since Inception		Inception Date
Select Shares	0.12%	0.66%	1.99%		Jan 26, 2004
MFR First Tier Institutional Average	0.07%	0.63%	1.87%	[1]	Jan 1, 2004
[1]	The MFR First Tier Institutional Average is calculated from January 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Select | BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Prime
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Prime.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in the Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Prime Select Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010). The year-to-date return as of March 31, 2013 was 0.02%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Select | BlackRock Cash Funds: Prime | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	75
5 Years	rr_ExpenseExampleYear05	136
10 Years	rr_ExpenseExampleYear10	313
2005	rr_AnnualReturn2005	3.16%
2006	rr_AnnualReturn2006	4.97%
2007	rr_AnnualReturn2007	5.24%
2008	rr_AnnualReturn2008	2.75%
2009	rr_AnnualReturn2009	0.24%
2010	rr_AnnualReturn2010	0.12%
2011	rr_AnnualReturn2011	0.09%
2012	rr_AnnualReturn2012	0.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Select | BlackRock Cash Funds: Prime | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the ���Prime Master Portfolio���), a series of Master Investment Portfolio (���MIP���), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[3]	Independent Expenses consist of the Fund���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC (���BAL���), the administrator to the Fund, and BlackRock Fund Advisors (���BFA���), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR First Tier Institutional Average is calculated from January 1, 2004.

Select | BlackRock Cash Funds: Government
Fund Overview Key Facts About BlackRock Cash Funds: Government
Investment Objective
The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Government.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Class Operating Expenses		Select BlackRock Cash Funds: Government Select Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.51%
Administration Fees	[1][2]	0.15%
Independent Expenses	[1][3]	0.36%
Total Annual Class Operating Expenses	[1]	0.61%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.41%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.20%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Select BlackRock Cash Funds: Government Select Shares	20	154	300	723

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

BlackRock Cash Funds: Government Select Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.

As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Select BlackRock Cash Funds: Government	1 Year	5 Years	Since Inception		Inception Date
Select Shares	0.01%	0.40%	1.88%		Sep 1, 2004
MFR Government Institutional Average	0.14%	0.62%	1.87%	[1]	Sep 1, 2004
[1]	The MFR Government Institutional Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Select | BlackRock Cash Funds: Government
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Government
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Government.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the “Government Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Government Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Government Select Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Select | BlackRock Cash Funds: Government | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.61%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	300
10 Years	rr_ExpenseExampleYear10	723
2005	rr_AnnualReturn2005	3.18%
2006	rr_AnnualReturn2006	4.94%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	1.89%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Select | BlackRock Cash Funds: Government | MFR Government Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR Government Institutional Average is calculated from September 1, 2004.

Select | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		Select BlackRock Cash Funds: Treasury Select Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.15%
Administration Fees	[1][2]	0.15%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.25%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.05%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.20%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Select BlackRock Cash Funds: Treasury Select Shares	20	75	136	313

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury Select Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Select BlackRock Cash Funds: Treasury	1 Year	5 Years	Since Inception		Inception Date
Select Shares	none	0.33%	1.80%		Sep 1, 2004
MFR Treasury and Repo Institutional Average	0.01%	0.30%	1.65%	[1]	Sep 1, 2004
[1]	The MFR Treasury and Repo Institutional Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Select | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Treasury.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Treasury Select Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Select | BlackRock Cash Funds: Treasury | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	75
5 Years	rr_ExpenseExampleYear05	136
10 Years	rr_ExpenseExampleYear10	313
2005	rr_AnnualReturn2005	3.10%
2006	rr_AnnualReturn2006	4.94%
2007	rr_AnnualReturn2007	4.86%
2008	rr_AnnualReturn2008	1.55%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Select | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2014. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR Treasury and Repo Institutional Average is calculated from September 1, 2004.

Premium | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Premium BlackRock Cash Funds: Institutional Premium Shares
Management Fee	[1][2][3]	0.10%
Distribution and/or Service (12b-1) Fees	[1][3]	none
Other Expenses	[1][3]	0.10%
Administration Fees	[1][3]	0.10%
Independent Expenses	[1][3][4]	none
Total Annual Class Operating Expenses	[1][3]	0.20%
Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	0.17%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Fund currently active, but no assets in share class as of December 31, 2012.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Premium BlackRock Cash Funds: Institutional Premium Shares	17	61	110	252

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
Since no Premium Shares of BlackRock Cash Funds: Institutional were outstanding during the period November 12, 2010 through December 31, 2010 and during the fiscal years ended December 31, 2011 and December 31, 2012, performance for the Fund’s Premium Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Premium Shares.

The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional Premium Shares ANNUAL TOTAL RETURNS As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.02% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.03%.

As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Premium BlackRock Cash Funds: Institutional	1 Year	5 Years	10 Years
Premium Shares	0.17%	0.72%	1.95%
MFR First Tier Institutional Average	0.07%	0.63%	1.76%

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Premium | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since no Premium Shares of BlackRock Cash Funds: Institutional were outstanding during the period November 12, 2010 through December 31, 2010 and during the fiscal years ended December 31, 2011 and December 31, 2012, performance for the Fund’s Premium Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Premium Shares.

		The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Premium Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.02% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.03%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Premium | BlackRock Cash Funds: Institutional | Premium Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1],[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1],[3]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.20%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3],[4]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.17%	[1],[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	110
10 Years	rr_ExpenseExampleYear10	252
2003	rr_AnnualReturn2003	1.10%
2004	rr_AnnualReturn2004	1.34%
2005	rr_AnnualReturn2005	3.24%
2006	rr_AnnualReturn2006	5.05%
2007	rr_AnnualReturn2007	5.31%
2008	rr_AnnualReturn2008	2.80%
2009	rr_AnnualReturn2009	0.38%
2010	rr_AnnualReturn2010	0.17%
2011	rr_AnnualReturn2011	0.13%
2012	rr_AnnualReturn2012	0.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Premium | BlackRock Cash Funds: Institutional | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	1.76%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Fund currently active, but no assets in share class as of December 31, 2012.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Premium | BlackRock Cash Funds: Prime
Fund Overview Key Facts About BlackRock Cash Funds: Prime
Investment Objective
The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Prime.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Premium BlackRock Cash Funds: Prime Premium Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.10%
Administration Fees	[1]	0.10%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.20%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.17%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Premium BlackRock Cash Funds: Prime Premium Shares	17	61	110	252

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Prime Premium Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.02% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.03%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Premium BlackRock Cash Funds: Prime	1 Year	5 Years	Since Inception		Inception Date
Premium Shares	0.15%	0.69%	1.95%		Apr 16, 2003
MFR First Tier Institutional Average	0.07%	0.63%	1.78%	[1]	Apr 1, 2003
[1]	The MFR First Tier Institutional Average is calculated from April 1, 2003.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Premium | BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Prime
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Prime.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Prime Premium Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.02% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.03%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Premium | BlackRock Cash Funds: Prime | Premium Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.20%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.17%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	110
10 Years	rr_ExpenseExampleYear10	252
2004	rr_AnnualReturn2004	1.35%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	5.02%
2007	rr_AnnualReturn2007	5.27%
2008	rr_AnnualReturn2008	2.78%
2009	rr_AnnualReturn2009	0.27%
2010	rr_AnnualReturn2010	0.15%
2011	rr_AnnualReturn2011	0.11%
2012	rr_AnnualReturn2012	0.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2003
Premium | BlackRock Cash Funds: Prime | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR First Tier Institutional Average is calculated from April 1, 2003.

Premium | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Premium BlackRock Cash Funds: Treasury Premium Shares
Management Fee	[1][2][3]	0.10%
Distribution and/or Service (12b-1) Fees	[2][3]	none
Other Expenses	[2][3]	0.10%
Administration Fees	[2][3]	0.10%
Independent Expenses	[2][3][4]	none
Total Annual Class Operating Expenses	[2][3]	0.20%
Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	0.17%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	Fund currently active, but no assets in share class as of December 31, 2012.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Premium BlackRock Cash Funds: Treasury Premium Shares	17	61	110	252

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund’s investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term ”Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
Since no Premium Shares of BlackRock Cash Funds: Treasury were outstanding during the period July 27, 2010 through December 31, 2010 and during the fiscal years ended December 31, 2011 and December 31, 2012, performance for the Fund’s Premium Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Premium Shares.

The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury Premium Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Premium BlackRock Cash Funds: Treasury	1 Year	5 Years	Since Inception		Inception Date
Premium Shares	none	0.33%	1.81%		Sep 1, 2004
MFR Treasury and Repo Institutional Average	0.01%	0.30%	1.65%	[1]	Sep 1, 2004
[1]	The MFR Treasury and Repo Institutional Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Premium | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Treasury.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund’s investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

		The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term ”Fund” (as applicable) to include Treasury Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since no Premium Shares of BlackRock Cash Funds: Treasury were outstanding during the period July 27, 2010 through December 31, 2010 and during the fiscal years ended December 31, 2011 and December 31, 2012, performance for the Fund’s Premium Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Premium Shares.

		The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Treasury Premium Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Premium | BlackRock Cash Funds: Treasury | Premium Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2],[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2],[3]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.20%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3],[4]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.17%	[1],[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	110
10 Years	rr_ExpenseExampleYear10	252
2005	rr_AnnualReturn2005	3.15%
2006	rr_AnnualReturn2006	4.99%
2007	rr_AnnualReturn2007	4.90%
2008	rr_AnnualReturn2008	1.57%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Premium | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	Fund currently active, but no assets in share class as of December 31, 2012.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[5]	The MFR Treasury and Repo Institutional Average is calculated from September 1, 2004.

SL Agency | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		SL Agency BlackRock Cash Funds: Institutional SL Agency Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.02%
Administration Fees	[2]	0.02%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.12%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.09%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SL Agency BlackRock Cash Funds: Institutional SL Agency Shares	9	36	65	151

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a “feeder” fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Institutional. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.08% (quarter ended September 30, 2010) and the lowest return for a quarter was 0.04% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.05%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns SL Agency BlackRock Cash Funds: Institutional	1 Year	Since Inception		Inception Date
SL Agency Shares	0.25%	0.27%		Feb 4, 2009
MFR First Tier Institutional Average	0.07%	0.12%	[1]	Feb 1, 2009
[1]	MFR First Tier Institutional Average is calculated from February 1, 2009.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
SL Agency | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a “feeder” fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Institutional. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Institutional. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 0.08% (quarter ended September 30, 2010) and the lowest return for a quarter was 0.04% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.05%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
SL Agency | BlackRock Cash Funds: Institutional | SL Agency Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.12%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	9
3 Years	rr_ExpenseExampleYear03	36
5 Years	rr_ExpenseExampleYear05	65
10 Years	rr_ExpenseExampleYear10	151
2010	rr_AnnualReturn2010	0.25%
2011	rr_AnnualReturn2011	0.21%
2012	rr_AnnualReturn2012	0.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2009
SL Agency | BlackRock Cash Funds: Institutional | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2009

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	MFR First Tier Institutional Average is calculated from February 1, 2009.

SL Agency | BlackRock Cash Funds: Prime
Fund Overview Key Facts About BlackRock Cash Funds: Prime
Investment Objective
The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Prime.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SL Agency BlackRock Cash Funds: Prime SL Agency Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.02%
Administration Fees	[1]	0.02%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.12%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.09%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA, the investment adviser to (the "Prime Master Portfolio"), a series of MIP, has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SL Agency BlackRock Cash Funds: Prime SL Agency Shares	9	36	65	151

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Prime. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Prime SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.07% (quarter ended September 30, 2010) and the lowest return for a quarter was 0.04% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.05%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns SL Agency BlackRock Cash Funds: Prime	1 Year	Since Inception		Inception Date
SL Agency Shares	0.23%	0.24%		Feb 4, 2009
MFR First Tier Institutional Average	0.07%	0.12%	[1]	Feb 1, 2009
[1]	The MFR First Tier Institutional Average is calculated from February 1, 2009.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
SL Agency | BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Prime
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Prime.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Prime. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Prime. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Prime SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.07% (quarter ended September 30, 2010) and the lowest return for a quarter was 0.04% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.05%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
SL Agency | BlackRock Cash Funds: Prime | SL Agency Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	9
3 Years	rr_ExpenseExampleYear03	36
5 Years	rr_ExpenseExampleYear05	65
10 Years	rr_ExpenseExampleYear10	151
2010	rr_AnnualReturn2010	0.23%
2011	rr_AnnualReturn2011	0.19%
2012	rr_AnnualReturn2012	0.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
1 Year	rr_AverageAnnualReturnYear01	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2009
SL Agency | BlackRock Cash Funds: Prime | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2009

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA, the investment adviser to (the "Prime Master Portfolio"), a series of MIP, has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR First Tier Institutional Average is calculated from February 1, 2009.

SL Agency | BlackRock Cash Funds: Government
Fund Overview Key Facts About BlackRock Cash Funds: Government
Investment Objective
The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Government.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SL Agency BlackRock Cash Funds: Government SL Agency Shares
Management Fee	[1][2][3]	0.10%
Distribution and/or Service (12b-1) Fees	[1][2]	none
Other Expenses	[1][2]	0.38%
Administration Fees	[1][2]	0.02%
Independent Expenses	[1][2][4]	0.36%
Total Annual Class Operating Expenses	[1][2]	0.48%
Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	(0.39%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3][4]	0.09%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[2]	Fund currently active, but no assets in share class as of December 31, 2012.
[3]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SL Agency BlackRock Cash Funds: Government SL Agency Shares	9	115	230	566

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
Since no SL Agency Shares of BlackRock Cash Funds: Government were outstanding during the periods March 15, 2010 through December 31, 2010, March 31, 2011 through December 1, 2011 and December 15, 2011 through December 31, 2011 and for the fiscal year ended December 31, 2012, performance for the Fund’s SL Agency Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares and Select Shares, respectively, which are offered by separate prospectuses, adjusted to reflect the different administration fees borne by the Fund’s SL Agency Shares.

The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Government. The bar chart shows the returns of Institutional Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Government SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the chart above, the highest return for a quarter was 0.05% (quarter ended December 31, 2011) and the lowest return for a quarter was 0.02% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.01%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns SL Agency BlackRock Cash Funds: Government	1 Year	Since Inception		Inception Date
SL Agency Shares	0.08%	0.07%		Feb 4, 2009
MFR Government Institutional Average	0.14%	0.24%	[1]	Feb 1, 2009
[1]	The MFR Government Institutional Average is calculated from February 1, 2009.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
SL Agency | BlackRock Cash Funds: Government
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Government
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Government.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the “Government Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Government Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since no SL Agency Shares of BlackRock Cash Funds: Government were outstanding during the periods March 15, 2010 through December 31, 2010, March 31, 2011 through December 1, 2011 and December 15, 2011 through December 31, 2011 and for the fiscal year ended December 31, 2012, performance for the Fund’s SL Agency Shares for 2010, 2011 and 2012 is based on the returns of the Fund’s Institutional Shares and Select Shares, respectively, which are offered by separate prospectuses, adjusted to reflect the different administration fees borne by the Fund’s SL Agency Shares.

The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Government. The bar chart shows the returns of Institutional Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Government. The bar chart shows the returns of Institutional Shares of the Fund for the two complete calendar years since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Government SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the chart above, the highest return for a quarter was 0.05% (quarter ended December 31, 2011) and the lowest return for a quarter was 0.02% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
SL Agency | BlackRock Cash Funds: Government | SL Agency Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%	[1],[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1],[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.48%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[2],[3],[4]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%	[1],[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	9
3 Years	rr_ExpenseExampleYear03	115
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	566
2010	rr_AnnualReturn2010	0.12%
2011	rr_AnnualReturn2011	0.13%
2012	rr_AnnualReturn2012	0.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2009
SL Agency | BlackRock Cash Funds: Government | MFR Government Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2009

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[2]	Fund currently active, but no assets in share class as of December 31, 2012.
[3]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[5]	The MFR Government Institutional Average is calculated from February 1, 2009.

SL Agency | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		SL Agency BlackRock Cash Funds: Treasury SL Agency Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.02%
Administration Fees	[2]	0.02%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.12%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.09%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SL Agency BlackRock Cash Funds: Treasury SL Agency Shares	9	36	65	151

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.03% (quarter ended December 31, 2012) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011). The year-to-date return as of March 31, 2013 was 0.01%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns SL Agency BlackRock Cash Funds: Treasury	1 Year	Since Inception		Inception Date
SL Agency Shares	0.06%	0.08%		Feb 4, 2009
MFR Treasury and Repo Institutional Average	0.01%	0.02%	[1]	Feb 1, 2009
[1]	The MFR Treasury and Repo Institutional Average is calculated from February 1, 2009.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
SL Agency | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of BlackRock Cash Funds: Treasury.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund's investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Treasury Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception. The average annual total return table compares the average annual total return of SL Agency Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in SL Agency Shares of BlackRock Cash Funds: Treasury. The bar chart shows the returns of SL Agency Shares of the Fund for the two complete calendar years since the Fund’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Treasury SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 0.03% (quarter ended December 31, 2012) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011). The year-to-date return as of March 31, 2013 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
SL Agency | BlackRock Cash Funds: Treasury | SL Agency Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.12%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	9
3 Years	rr_ExpenseExampleYear03	36
5 Years	rr_ExpenseExampleYear05	65
10 Years	rr_ExpenseExampleYear10	151
2010	rr_AnnualReturn2010	0.12%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2009
SL Agency | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2009

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR Treasury and Repo Institutional Average is calculated from February 1, 2009.

Trust | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Trust BlackRock Cash Funds: Institutional Trust Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.38%
Administration Fees	[2]	0.38%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.48%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.45%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Trust BlackRock Cash Funds: Institutional Trust Shares	46	151	266	601

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional Trust Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Trust BlackRock Cash Funds: Institutional	1 Year	5 Years	Since Inception		Inception Date
Trust Shares	none	0.54%	1.87%		Jun 10, 2004
MFR All Taxable Average	0.03%	0.46%	1.70%	[1]	Jun 1, 2004
[1]	The MFR All Taxable Average is calculated from June 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Trust | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Trust Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Trust | BlackRock Cash Funds: Institutional | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.38%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.48%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	266
10 Years	rr_ExpenseExampleYear10	601
2005	rr_AnnualReturn2005	2.96%
2006	rr_AnnualReturn2006	4.76%
2007	rr_AnnualReturn2007	5.01%
2008	rr_AnnualReturn2008	2.51%
2009	rr_AnnualReturn2009	0.18%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2004
Trust | BlackRock Cash Funds: Institutional | MFR All Taxable Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR All Taxable Average is calculated from June 1, 2004.

Trust | BlackRock Cash Funds: Prime
Fund Overview Key Facts About BlackRock Cash Funds: Prime
Investment Objective
The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Prime.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Trust BlackRock Cash Funds: Prime Trust Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.38%
Administration Fees	[1]	0.38%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.48%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.45%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA, has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Trust BlackRock Cash Funds: Prime Trust Shares	46	151	266	601

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Prime Trust Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Trust BlackRock Cash Funds: Prime	1 Year	5 Years	Since Inception		Inception Date
Trust Shares	none	0.52%	1.85%		Jun 10, 2004
MFR All Taxable Average	0.03%	0.46%	1.70%	[1]	Jun 1, 2004
[1]	The MFR All Taxable Average is calculated from June 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Trust | BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Prime
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Prime.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Prime Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Prime, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Prime Trust Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Trust | BlackRock Cash Funds: Prime | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.38%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.48%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	266
10 Years	rr_ExpenseExampleYear10	601
2005	rr_AnnualReturn2005	2.93%
2006	rr_AnnualReturn2006	4.72%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	2.49%
2009	rr_AnnualReturn2009	0.11%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2004
Trust | BlackRock Cash Funds: Prime | MFR All Taxable Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the "Prime Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Prime Master Portfolio.
[2]	BFA, has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR All Taxable Average is calculated from June 1, 2004.

Trust | BlackRock Cash Funds: Government
Fund Overview Key Facts About BlackRock Cash Funds: Government
Investment Objective
The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Government.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Trust BlackRock Cash Funds: Government Trust Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.74%
Administration Fees	[2]	0.38%
Independent Expenses	[2][3]	0.36%
Total Annual Class Operating Expenses	[2]	0.84%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.39%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.45%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Trust BlackRock Cash Funds: Government Trust Shares	46	229	428	1,001

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Government Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Government Trust Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.24% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Trust BlackRock Cash Funds: Government	1 Year	5 Years	Since Inception		Inception Date
Trust Shares	none	0.36%	1.75%		Sep 1, 2004
MFR All Government Average	0.14%	0.63%	1.83%	[1]	Sep 1, 2004
[1]	The MFR All Government Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Trust | BlackRock Cash Funds: Government
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Government
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Government.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the “Government Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Government Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Government Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) All Government Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Government Trust Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.24% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Trust | BlackRock Cash Funds: Government | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.38%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	1,001
2005	rr_AnnualReturn2005	2.94%
2006	rr_AnnualReturn2006	4.69%
2007	rr_AnnualReturn2007	4.80%
2008	rr_AnnualReturn2008	1.69%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Trust | BlackRock Cash Funds: Government | MFR All Government Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the "Government Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Government Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR All Government Average is calculated from September 1, 2004.

Trust | BlackRock Cash Funds: Treasury
Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Investment Objective
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Treasury.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Trust BlackRock Cash Funds: Treasury Trust Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.38%
Administration Fees	[2]	0.38%
Independent Expenses	[2][3]	none
Total Annual Class Operating Expenses	[2]	0.48%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.45%
[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Trust BlackRock Cash Funds: Treasury Trust Shares	46	151	266	601

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund’s investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Retail Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Treasury Trust Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.25% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Trust BlackRock Cash Funds: Treasury	1 Year	5 Years	Since Inception		Inception Date
Trust Shares	none	0.31%	1.69%		Sep 1, 2004
MFR Treasury and Repo Retail Average	0.01%	0.23%	1.46%	[1]	Sep 1, 2004
[1]	The MFR Treasury and Repo Retail Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Trust | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of BlackRock Cash Funds: Treasury.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund. It is further intended that under normal circumstances, 100% of the Fund’s investments will be invested in such securities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

		The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Treasury, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The Fund minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Trust Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Trust Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Retail Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Trust Shares of BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Treasury Trust Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.25% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of March 31, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Trust | BlackRock Cash Funds: Treasury | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.38%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.48%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	266
10 Years	rr_ExpenseExampleYear10	601
2005	rr_AnnualReturn2005	2.86%
2006	rr_AnnualReturn2006	4.70%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	1.45%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
Trust | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Retail Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	BFA has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the "Treasury Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.
[4]	The MFR Treasury and Repo Retail Average is calculated from September 1, 2004.

Aon Captives | BlackRock Cash Funds: Institutional
Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Investment Objective
The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Aon Captives Shares of BlackRock Cash Funds: Institutional.
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Class Operating Expenses		Aon Captives BlackRock Cash Funds: Institutional Aon Captives Shares
Management Fee	[1][2]	0.10%
Distribution and/or Service (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.05%
Administration Fees	[1]	0.05%
Independent Expenses	[1][3]	none
Total Annual Class Operating Expenses	[1]	0.25%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.03%)
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.22%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[2]	BFA, has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Aon Captives Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Aon Captives Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Aon Captives Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Aon Captives BlackRock Cash Funds: Institutional Aon Captives Shares	23	77	138	315

Principal Investment Strategies of the Fund
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in Aon Captives Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the return of Aon Captives Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of Aon Captives Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
BlackRock Cash Funds: Institutional Aon Captives Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007 and the lowest return for a quarter was 0.01% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.02%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Aon Captives BlackRock Cash Funds: Institutional	1 Year	5 Years	10 Years
Aon Captives Shares	0.12%	0.67%	1.90%
MFR First Tier Institutional Average	0.07%	0.63%	1.76%

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Aon Captives | BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Cash Funds: Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Aon Captives Shares of BlackRock Cash Funds: Institutional.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the “Money Market Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Aon Captives Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Aon Captives Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Aon Captives Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment adviser, BFA, pursuant to guidelines approved by the Trust's Board of Trustees.

		The Fund is a "feeder" fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include Money Market Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Institutional, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund's operations and/or return potential.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in Aon Captives Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. The bar chart shows the return of Aon Captives Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of Aon Captives Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Aon Captives Shares of BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BlackRock Cash Funds: Institutional Aon Captives Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007 and the lowest return for a quarter was 0.01% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 0.02%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 5:30 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

		Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund’s 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-204-3956
Aon Captives | BlackRock Cash Funds: Institutional | Aon Captives Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Class Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2],[3]
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.22%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	138
10 Years	rr_ExpenseExampleYear10	315
2003	rr_AnnualReturn2003	1.04%
2004	rr_AnnualReturn2004	1.29%
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.00%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	2.74%
2009	rr_AnnualReturn2009	0.33%
2010	rr_AnnualReturn2010	0.12%
2011	rr_AnnualReturn2011	0.08%
2012	rr_AnnualReturn2012	0.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Aon Captives | BlackRock Cash Funds: Institutional | MFR First Tier Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	1.76%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio (the "Money Market Master Portfolio"), a series of Master Investment Portfolio ("MIP"), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.
[2]	BFA, has contractually agreed to waive a portion of its management fee through April 30, 2014. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BlackRock Fund Advisors ("BFA"), the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through April 30, 2014. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2014 without the consent of the Boards of Trustees of the Trust and MIP.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013